FPS SERVICES, INC.
                      3200 Horizon Drive
                  King of Prussia, PA 19406
                        (610) 239-4500

                      RULE 497(j) LETTER

March 3, 1996


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

Re:  FAIRPORT FUNDS,
     formerly The Roulston Family of Funds
     (the "Registrant")
     No. 033-84186
     No. 811-8774

Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on February 28, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


Deborah Ann Potter
Manager, Compliance Administration

cc:  Kathryn G. Balazs
          Secretary, Fairport Funds
     Kristin Hay Ives, Esq.
          Baker & Hostetler